Derivative Liability (Details) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Derivative Liabilities [Roll Forward]
Opening balance			$ 3,329,367	$ 4,402,306	$ 4,402,306	$ 121,000	$ 121,000
Change in fair value of warrants	(435,200)	(372,487)	(66,606)	(166,388)	(8,466,826)	(7,142,775)	1,324,051	318,502
Change in fair value of derivative liability due to change in warrant terms	143,532		(23,658)	(111,179)
Reclassification to equity upon amendment of warrants			(975,278)
Reclassification to equity upon exchange of warrants			(305,112)
Reclassification to equity upon exercise of warrants			(391,422)	(1,128,148)	(1,128,148)		(241,715)
Issuance of units							3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition							2,041,680
Warrants issued for services							124,020	49,379
Change in fair value due to tender offer				(111,179)
Closing balance	$ 1,567,291	$ 4,402,306	$ 1,567,291	$ 3,329,367	$ 4,402,306	$ 4,402,306	$ 4,402,306	$ 121,000